Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Goldman Sachs & Co. LLC, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, Morgan Stanley Mortgage Capital Holdings LLC, Morgan Stanley Bank, N.A., Morgan Stanley & Co. LLC, and Citigroup Global Markets Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures related to the accuracy of certain attributes and calculations in the Final Data File (defined below). The procedures were performed with respect to the securitization referred to as “BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP” (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by 349 mortgaged real properties (each comprised of a single parcel or two or more contiguous or non-contiguous parcels, collectively referred to as a “mortgaged real property”), herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company or any other Specified Party.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of January 9, 2020.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date:

o	BX 2020-BXLP Accounting Tape.xlsx (provided on January 15, 2020).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	The phrase “recalculation,” as used hereinafter, refers to a recomputation using the Specified Attributes included in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Interest Rate Cap Agreement” refers to the signed interest rate cap agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.

•	The phrase “Mezzanine Loan Agreement” refers to a signed mezzanine loan agreement.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, appraisal summary file, and rent roll, prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From December 12, 2019 through January 15, 2020, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) compared and agreed the results of the recalculation of certain Specified Attributes (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”).

The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the Company provided tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 15, 2020

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	None - Company Provided	None
5	Property Sub-Type	None - Company Provided	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Max Clear Height (Appraisal)	Appraisal Report	None
14	Total NRA	Rent Roll	None
15	Unit of Measure	None - Company Provided	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	None - Company Provided	None
18	# of tenants	Rent Roll	None
19	WA Lease Expiration Date	Rent Roll (Recalculation)	None
20	WA Lease Term Remaining	Recalculation	None
21	Ownership Interest	Title Policy	None
22	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1.00
23	Mortgage Loan Cut-off Date Balance per SF	Recalculation	$1.00
24	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
25	Mezzanine A Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	$1.00
26	Mezzanine B Loan Cut-off Date Balance ($)	Mezzanine Loan Agreement	$1.00
27	Total Loan Cut-off Date Balance ($)	Recalculation	$1.00
28	Total Loan Cut-off Date Balance per SF	Recalculation	$1.00
29	Individual As-Is Appraised Value Date	Appraisal Report	None
30	Individual As-Is Appraised Value	Appraisal Report	None
31	Individual As-Is Appraised Value per SF	Recalculation	None
32	Portfolio Appraised Value Date	Appraisal Report	None
33	Portfolio Appraised Value	Appraisal Report	None
34	Portfolio Appraised Value per SF	Recalculation	None
35	Origination Date	Loan Agreement	None
36	Assumed LIBOR	None - Company Provided	None
37	Mortgage Loan Trust Margin	Loan Agreement	None
38	Mezzanine A Margin	Mezzanine Loan Agreement	None
39	Mezzanine B Margin	Mezzanine Loan Agreement	None
40	LIBOR Cap	Loan Agreement	None
41	LIBOR Lookback days	Loan Agreement	None
42	LIBOR Cap Expiration Date	None - Company Provided	None
43	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
44	Amort Type	Loan Agreement	None
45	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
46	Mortgage Loan Annual Debt Service Payment	Recalculation	None
47	Mezzanine A Loan Annual Debt Service Payment	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
48	Mezzanine B Loan Annual Debt Service Payment	Recalculation	None
49	Total Loan Annual Debt Service Payment	Recalculation	None
50	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None
51	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
52	Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
53	Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
54	Total Loan Annual Debt Service Payment LIBOR Cap	Recalculation	None
55	Grace Period	Loan Agreement	None
56	First Loan Payment Date	Loan Agreement	None
57	Seasoning	Recalculation	None
58	Original Term to Maturity (Months)	Recalculation	None
59	Remaining Term to Maturity (Months)	Recalculation	None
60	Original Amortization Term (Months)	Loan Agreement	None
61	Remaining Amortization Term (Months)	Loan Agreement	None
62	Original IO Term (Months)	Loan Agreement	None
63	Remaining IO Term (Months)	Recalculation	None
64	Initial Maturity Date	Loan Agreement	None
65	Floating Rate Component Extensions	Loan Agreement	None
66	Fully Extended Maturity Date	Loan Agreement	None
67	Lockbox	Loan Agreement	None
68	Cash Management Type	Loan Agreement	None
69	Cash Management Trigger	Loan Agreement	None
70	Administrative Fee Rate (%)	None - Company Provided	None
71	Floating Rate Component Prepayment Provision	Loan Agreement	None
72	Partial Release Allowed?	Loan Agreement	None
73	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
74	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
75	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
76	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
77	Mortgage Loan UW NOI Debt Yield	Recalculation	None
78	Mortgage Loan UW NCF Debt Yield	Recalculation	None
79	Mortgage Loan UW NOI DSCR	Recalculation	None
80	Mortgage Loan UW NCF DSCR	Recalculation	None
81	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
82	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
83	Total Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
84	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
85	Total Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
86	Total Loan Balloon LTV (Portfolio Value)	Recalculation	None
87	Total Loan UW NOI Debt Yield	Recalculation	None
88	Total Loan UW NCF Debt Yield	Recalculation	None
89	Total Loan UW NOI DSCR	Recalculation	None
90	Total Loan UW NCF DSCR	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
91	Total Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
92	Total Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
93	Initial Tax Escrow	Loan Agreement; Settlement Statement	None
94	Ongoing Tax Escrow Monthly	Loan Agreement; Settlement Statement	None
95	Tax Escrow Springing Conditions	Loan Agreement	None
96	Initial Insurance Escrow	Loan Agreement; Settlement Statement	None
97	Ongoing Insurance Escrow Monthly	Loan Agreement; Settlement Statement	None
98	Insurance Escrow Springing Conditions	Loan Agreement	None
99	Initial Immediate Repairs Escrow	Loan Agreement; Settlement Statement	None
100	Initial Cap Ex Escrow	Loan Agreement; Settlement Statement	None
101	Ongoing Cap Ex Escrow Monthly	Loan Agreement; Settlement Statement	None
102	Cap Ex Escrow Springing Conditions	Loan Agreement	None
103	Initial TI/LC Escrow	Loan Agreement; Settlement Statement	None
104	Ongoing TI/LC Escrow Monthly	Loan Agreement; Settlement Statement	None
105	TI/LC Escrow Springing Conditions	Loan Agreement	None
106	Initial Other Escrow	Loan Agreement; Settlement Statement	None
107	Ongoing Other Escrow Monthly	Loan Agreement; Settlement Statement	None
108	Ongoing Other Escrow Springing Condition	Loan Agreement; Settlement Statement	None
109	Other Escrow Description	Loan Agreement; Settlement Statement	None
110	Largest Tenant (by base rent) Tenant Name	Underwriting File	None
111	Largest Tenant (by base rent) Lease Exp.	Underwriting File	None
112	Largest Tenant (by base rent) NRA	Underwriting File	None
113	Largest Tenant (by base rent) UW Base Rent	Underwriting File	None
114	Largest Tenant (by base rent) UW Gross Rent	Underwriting File	None
115	2nd Largest Tenant (by base rent) Tenant Name	Underwriting File	None
116	2nd Largest Tenant (by base rent) Lease Exp.	Underwriting File	None
117	2nd Largest Tenant (by base rent) NRA	Underwriting File	None
118	2nd Largest Tenant (by base rent) UW Base Rent	Underwriting File	None
119	2nd Largest Tenant (by base rent) UW Gross Rent	Underwriting File	None
120	3rd Largest Tenant (by base rent) Tenant Name	Underwriting File	None
121	3rd Largest Tenant (by base rent) Lease Exp.	Underwriting File	None
122	3rd Largest Tenant (by base rent) NRA	Underwriting File	None
123	3rd Largest Tenant (by base rent) UW Base Rent	Underwriting File	$1.00
124	3rd Largest Tenant (by base rent) UW Gross Rent	Underwriting File	$1.00
125	2015 Base Rent	Underwriting File	$1.00
126	2016 Base Rent	Underwriting File	$1.00
127	2017 Base Rent	Underwriting File	$1.00
128	2018 Base Rent	Underwriting File	$1.00
129	9/30/2019 TTM Base Rent	Underwriting File	$1.00
130	Argus Yr 1 Base Rent	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
131	UW Base Rent	Underwriting File	$1.00
132	2015 Rent Steps	Underwriting File	$1.00
133	2016 Rent Steps	Underwriting File	$1.00
134	2017 Rent Steps	Underwriting File	$1.00
135	2018 Rent Steps	Underwriting File	$1.00
136	9/30/2019 TTM Rent Steps	Underwriting File	$1.00
137	Argus Yr 1 Rent Steps	Underwriting File	$1.00
138	UW Rent Steps	Underwriting File	$1.00
139	2015 Expense Recoveries	Underwriting File	$1.00
140	2016 Expense Recoveries	Underwriting File	$1.00
141	2017 Expense Recoveries	Underwriting File	$1.00
142	2018 Expense Recoveries	Underwriting File	$1.00
143	9/30/2019 TTM Expense Recoveries	Underwriting File	$1.00
144	Argus Yr 1 Expense Recoveries	Underwriting File	$1.00
145	UW Expense Recoveries	Underwriting File	$1.00
146	2015 Potential Income from Vacant Space	Underwriting File	$1.00
147	2016 Potential Income from Vacant Space	Underwriting File	$1.00
148	2017 Potential Income from Vacant Space	Underwriting File	$1.00
149	2018 Potential Income from Vacant Space	Underwriting File	$1.00
150	9/30/2019 TTM Potential Income from Vacant Space	Underwriting File	$1.00
151	Argus Yr 1 Potential Income from Vacant Space	Underwriting File	$1.00
152	UW Potential Income from Vacant Space	Underwriting File	$1.00
153	2015 Gross Potential Rent	Underwriting File	$1.00
154	2016 Gross Potential Rent	Underwriting File	$1.00
155	2017 Gross Potential Rent	Underwriting File	$1.00
156	2018 Gross Potential Rent	Underwriting File	$1.00
157	9/30/2019 TTM Gross Potential Rent	Underwriting File	$1.00
158	Argus Yr 1 Gross Potential Rent	Underwriting File	$1.00
159	UW Gross Potential Rent	Underwriting File	$1.00
160	2015 Economic Vacancy	Underwriting File	$1.00
161	2016 Economic Vacancy	Underwriting File	$1.00
162	2017 Economic Vacancy	Underwriting File	$1.00
163	2018 Economic Vacancy	Underwriting File	$1.00
164	9/30/2019 TTM Economic Vacancy	Underwriting File	$1.00
165	Argus Yr 1 Economic Vacancy	Underwriting File	$1.00
166	UW Economic Vacancy	Underwriting File	$1.00
167	2015 EGI Before Other Income	Underwriting File	$1.00
168	2016 EGI Before Other Income	Underwriting File	$1.00
169	2017 EGI Before Other Income	Underwriting File	$1.00
170	2018 EGI Before Other Income	Underwriting File	$1.00
171	9/30/2019 TTM EGI Before Other Income	Underwriting File	$1.00
172	Argus Yr 1 EGI Before Other Income	Underwriting File	$1.00
173	UW EGI Before Other Income	Underwriting File	$1.00
174	2015 Other Income	Underwriting File	$1.00
175	2016 Other Income	Underwriting File	$1.00
176	2017 Other Income	Underwriting File	$1.00
177	2018 Other Income	Underwriting File	$1.00
178	9/30/2019 TTM Other Income	Underwriting File	$1.00
179	Argus Yr 1 Other Income	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
180	UW Other Income	Underwriting File	$1.00
181	2015 Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
182	2016 Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
183	2017 Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
184	2018 Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
185	9/30/2019 TTM Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
186	Argus Yr 1 Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
187	UW Straight-line Avg. Rent Steps (IG Tenants)	Underwriting File	$1.00
188	2015 Effective Gross Income	Underwriting File	$1.00
189	2016 Effective Gross Income	Underwriting File	$1.00
190	2017 Effective Gross Income	Underwriting File	$1.00
191	2018 Effective Gross Income	Underwriting File	$1.00
192	9/30/2019 TTM Effective Gross Income	Underwriting File	$1.00
193	Argus Yr 1 Effective Gross Income	Underwriting File	$1.00
194	UW Effective Gross Income	Underwriting File	$1.00
195	2015 General & Administrative	Underwriting File	$1.00
196	2016 General & Administrative	Underwriting File	$1.00
197	2017 General & Administrative	Underwriting File	$1.00
198	2018 General & Administrative	Underwriting File	$1.00
199	9/30/2019 TTM General & Administrative	Underwriting File	$1.00
200	Argus Yr 1 General & Administrative	Underwriting File	$1.00
201	UW General & Administrative	Underwriting File	$1.00
202	2015 Maintenance	Underwriting File	$1.00
203	2016 Maintenance	Underwriting File	$1.00
204	2017 Maintenance	Underwriting File	$1.00
205	2018 Maintenance	Underwriting File	$1.00
206	9/30/2019 TTM Maintenance	Underwriting File	$1.00
207	Argus Yr 1 Maintenance	Underwriting File	$1.00
208	UW Maintenance	Underwriting File	$1.00
209	2015 Ground Rent	Underwriting File	$1.00
210	2016 Ground Rent	Underwriting File	$1.00
211	2017 Ground Rent	Underwriting File	$1.00
212	2018 Ground Rent	Underwriting File	$1.00
213	9/30/2019 TTM Ground Rent	Underwriting File	$1.00
214	Argus Yr 1 Ground Rent	Underwriting File	$1.00
215	UW Ground Rent	Underwriting File	$1.00
216	2015 Repairs	Underwriting File	$1.00
217	2016 Repairs	Underwriting File	$1.00
218	2017 Repairs	Underwriting File	$1.00
219	2018 Repairs	Underwriting File	$1.00
220	9/30/2019 TTM Repairs	Underwriting File	$1.00
221	Argus Yr 1 Repairs	Underwriting File	$1.00
222	UW Repairs	Underwriting File	$1.00
223	2015 Utilities	Underwriting File	$1.00
224	2016 Utilities	Underwriting File	$1.00
225	2017 Utilities	Underwriting File	$1.00
226	2018 Utilities	Underwriting File	$1.00
227	9/30/2019 TTM Utilities	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
228	Argus Yr 1 Utilities	Underwriting File	$1.00
229	UW Utilities	Underwriting File	$1.00
230	2015 Insurance	Underwriting File	$1.00
231	2016 Insurance	Underwriting File	$1.00
232	2017 Insurance	Underwriting File	$1.00
233	2018 Insurance	Underwriting File	$1.00
234	9/30/2019 TTM Insurance	Underwriting File	$1.00
235	Argus Yr 1 Insurance	Underwriting File	$1.00
236	UW Insurance	Underwriting File	$1.00
237	2015 Security	Underwriting File	$1.00
238	2016 Security	Underwriting File	$1.00
239	2017 Security	Underwriting File	$1.00
240	2018 Security	Underwriting File	$1.00
241	9/30/2019 TTM Security	Underwriting File	$1.00
242	Argus Yr 1 Security	Underwriting File	$1.00
243	UW Security	Underwriting File	$1.00
244	2015 Real Estate Taxes	Underwriting File	$1.00
245	2016 Real Estate Taxes	Underwriting File	$1.00
246	2017 Real Estate Taxes	Underwriting File	$1.00
247	2018 Real Estate Taxes	Underwriting File	$1.00
248	9/30/2019 TTM Real Estate Taxes	Underwriting File	$1.00
249	Argus Yr 1 Real Estate Taxes	Underwriting File	$1.00
250	UW Real Estate Taxes	Underwriting File	$1.00
251	2015 Management Fee	Underwriting File	$1.00
252	2016 Management Fee	Underwriting File	$1.00
253	2017 Management Fee	Underwriting File	$1.00
254	2018 Management Fee	Underwriting File	$1.00
255	9/30/2019 TTM Management Fee	Underwriting File	$1.00
256	Argus Yr 1 Management Fee	Underwriting File	$1.00
257	UW Management Fee	Underwriting File	$1.00
258	2015 Total Operating Expenses	Underwriting File	$1.00
259	2016 Total Operating Expenses	Underwriting File	$1.00
260	2017 Total Operating Expenses	Underwriting File	$1.00
261	2018 Total Operating Expenses	Underwriting File	$1.00
262	9/30/2019 TTM Total Operating Expenses	Underwriting File	$1.00
263	Argus Yr 1 Total Operating Expenses	Underwriting File	$1.00
264	UW Total Operating Expenses	Underwriting File	$1.00
265	2015 Net Operating Income	Underwriting File	$1.00
266	2016 Net Operating Income	Underwriting File	$1.00
267	2017 Net Operating Income	Underwriting File	$1.00
268	2018 Net Operating Income	Underwriting File	$1.00
269	9/30/2019 TTM Net Operating Income	Underwriting File	$1.00
270	Argus Yr 1 Net Operating Income	Underwriting File	$1.00
271	UW Net Operating Income	Underwriting File	$1.00
272	2015 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
273	2016 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
274	2017 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
275	2018 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
276	9/30/2019 TTM Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
277	Argus Yr 1 Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
278	UW Tenant Improvements and Leasing Commissions	Underwriting File	$1.00
279	2015 Replacement Reserves	Underwriting File	$1.00
280	2016 Replacement Reserves	Underwriting File	$1.00
281	2017 Replacement Reserves	Underwriting File	$1.00
282	2018 Replacement Reserves	Underwriting File	$1.00
283	9/30/2019 TTM Replacement Reserves	Underwriting File	$1.00
284	Argus Yr 1 Replacement Reserves	Underwriting File	$1.00
285	UW Replacement Reserves	Underwriting File	$1.00
286	2015 Net Cash Flow	Underwriting File	$1.00
287	2016 Net Cash Flow	Underwriting File	$1.00
288	2017 Net Cash Flow	Underwriting File	$1.00
289	2018 Net Cash Flow	Underwriting File	$1.00
290	9/30/2019 TTM Net Cash Flow	Underwriting File	$1.00
291	Argus Yr 1 Net Cash Flow	Underwriting File	$1.00
292	UW Net Cash Flow	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	WA Lease Expiration Date	A computation from the Rent Roll in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
For purposes of this computation, properties with an Occupancy (%) of 0% were set equal to the Cut-off Date.
20	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
23	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
24	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and the aggregate (ii) Mortgage Loan Cut-off Date Balance of the Underlying Collateral.
27	Total Loan Cut-off Date Balance ($)	Sum of (i) Mortgage Loan Cut-off Date Balance and the (ii) Mezzanine Loan Cut-off Balance ($).
28	Total Loan Cut-off Date Balance per SF	Quotient of (i) Total Loan Cut-off Date Balance ($) and the (ii) Total NRA.
31	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and the (ii) Total NRA.
34	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and the (ii) Total NRA.
45	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
46	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
47	Mezzanine A Loan Annual Debt Service Payment	Product of (i) Mezzanine A Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
48	Mezzanine B Loan Annual Debt Service Payment	Product of (i) Mezzanine B Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
49	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment, (ii) Mezzanine A Loan Annual Debt Service Payment, and the (iii) Mezzanine B Loan Annual Debt Service Payment
50	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
51	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
52	Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine A Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
53	Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mezzanine B Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and the (iii) Interest Calculation (30/360 / Actual/360).
54	Total Loan Annual Debt Service Payment LIBOR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap, (ii) Mezzanine A Loan Annual Debt Service Payment at LIBOR Cap, and the (iii) Mezzanine B Loan Annual Debt Service Payment at LIBOR Cap.
57	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
58	Original Term to Maturity (Months)	Count of (i) the number of monthly payments between the First Loan Payment Date and (ii) the Initial Maturity Date.
59	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

BX Commercial Mortgage Trust 2020-BXLP, Commercial Mortgage Pass-Through Certificates, Series 2020-BXLP Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
63	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
73	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
74	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Individual As-Is Appraised Value.
75	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
76	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
77	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Cut-off Date Balance.
78	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Cut-off Date Balance.
79	Mortgage Loan UW NOI DSCR	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment.
80	Mortgage Loan UW NCF DSCR	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment.
81	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
82	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
83	Total Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Individual As-Is Appraised Value.
84	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Individual As-Is Appraised Value.
85	Total Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
86	Total Loan Balloon LTV (Portfolio Value)	Quotient of (i) Total Loan Cut-off Date Balance ($) and (ii) Portfolio Appraised Value.
87	Total Loan UW NOI Debt Yield	Quotient of (i) UW Total NOI and (ii) Total Loan Cut-off Date Balance ($).
88	Total Loan UW NCF Debt Yield	Quotient of (i) UW Total NCF and (ii) Total Loan Cut-off Date Balance ($).
89	Total Loan UW NOI DSCR	Quotient of (i) UW Total NOI and (ii) Total Loan Annual Debt Service Payment.
90	Total Loan UW NCF DSCR	Quotient of (i) UW Total NCF and (ii) Total Loan Annual Debt Service Payment.
91	Total Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) UW Total NOI and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
92	Total Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) UW Total NCF and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14